Offerings - Offering: 1	12 Months Ended
Dec. 31, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	3,636,364
Maximum Aggregate Offering Price	$ 95,236,373.16
Carry Forward Form Type	S-3
Carry Forward File Number	333-275851
Carry Forward Initial Effective Date	Dec. 01, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 10,495.05